Loan (Details) - Schedule of convertible loan agreement - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Convertible Loan Agreement Abstract
Balance at beginning	SFr 473,920
Gross proceeds at disbursement date		1,500,000
Embedded derivative, separated		(230,974)
Transaction costs allocated to host		(22,495)
Carrying amount at initial recognition		1,246,531
Converted principal amount	(644,813)	(895,455)
Accrued interest at 8%	8,348	31,920
Amortization	162,545	90,924
Balance at ending		SFr 473,920